per share amounts	12 Months Ended
Dec. 31, 2023
per share amounts
per share amounts
12	per share amounts

Basic net income per Common Share is calculated by dividing net income attributable to Common Shares by the total weighted average number of Common Shares outstanding during the period. Diluted net income per Common Share is calculated to give effect to share option awards and restricted share unit awards.

The following table presents reconciliations of the denominators of the basic and diluted per share computations. Net income was equal to diluted net income for all periods presented.

Years ended December 31 (millions)	2023	2022
Basic total weighted average number of Common Shares outstanding	1,451	1,396
Effect of dilutive securities – Restricted share units	6	7
Diluted total weighted average number of Common Shares outstanding	1,457	1,403

For the years ended December 31, 2023 and 2022, no outstanding equity-settled restricted share unit awards were excluded in the calculation of diluted income per Common Share. For the year ended December 31, 2023, less than 1 million (2022 - NIL) TELUS Corporation share option awards were excluded in the calculation of diluted income per Common Share.